INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Inventories Abstract
SCHEDULE OF INVENTORIES
	June 30	December 31
	2021	2020
	$	$
Ore stockpiles (1)	437	453
Concentrate inventory (1)	436	4
Production spare parts	2,687	2,441
Obsolescence provision - spare parts	(495)	(523)
Inventories	3,065	2,375